(Loss)/profit before tax - Summary of information about Profit Before Tax (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Detailed Information About Profit Before Tax [Abstract]
Fees payable to the Company's Auditor for the audit of the consolidated accounts	£ 371	£ 358	£ 449
Fees payable to the Company's Auditor for other services:
Audit of subsidiary accounts	49	46	49
Audit related assurance services	59	57	318
Gain on modification of lease	0	0	(957)
Income from sub-lease	0	0	(646)
Depreciation of right-of-use assets	583	570	1,531
Depreciation (excluding right-of-use assets)	£ 144	£ 72	£ 68